Equity - Schedule of Movement of the Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance	$ (347)	$ 7,077
Other comprehensive Income (loss) for the Period	(43,555)	(7,424)	$ 35,263
Ending balance	(43,902)	(347)
Cash Flow Hedges [member]
Disclosure of classes of share capital [line items]
Beginning balance	6,507	122
Other comprehensive Income (loss) for the Period	(13,701)	6,385
Ending balance	(7,194)	6,507
Fair Value Reserves [member]
Disclosure of classes of share capital [line items]
Beginning balance	(681)	(414)
Other comprehensive Income (loss) for the Period	(67)	(267)
Ending balance	(748)	(681)
Reserves Relating to Actuarial Gains and Losses [member]
Disclosure of classes of share capital [line items]
Beginning balance	(65,138)	(31,753)
Other comprehensive Income (loss) for the Period	(9,039)	(33,385)
Ending balance	(74,177)	(65,138)
Income Tax Reserves Relating to Fair Value Reserves [member]
Disclosure of classes of share capital [line items]
Beginning balance	3	(3,558)
Other comprehensive Income (loss) for the Period		3,558
Ending balance	3
Income Tax Reserves Relating to Reserve Actuarial Gains and Losses [member]
Disclosure of classes of share capital [line items]
Beginning balance	125	15,143
Other comprehensive Income (loss) for the Period	(39)	(15,018)
Ending balance	86	125
Revaluation of Administrative Property [member]
Disclosure of classes of share capital [line items]
Beginning balance	58,382	27,365
Other comprehensive Income (loss) for the Period	(20,448)	31,017
Ending balance	37,934	58,382
Total OCI [member]
Disclosure of classes of share capital [line items]
Beginning balance	(802)	6,908
Other comprehensive Income (loss) for the Period	(43,294)	(7,710)
Ending balance	(44,096)	(802)
Non-controlling interests [member]
Disclosure of classes of share capital [line items]
Beginning balance	455	169
Other comprehensive Income (loss) for the Period	(261)	286
Ending balance	$ 194	455
Income Tax Reserves Relating to Fair Value Reserves Two [member]
Disclosure of classes of share capital [line items]
Beginning balance		3
Ending balance		$ 3